Loss per share - Schedule of Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Stock options and awards
Earnings per share [line items]
Weighted average number of potential dilutive securities (in shares)	7,934,988	6,506,869
Warrants
Earnings per share [line items]
Weighted average number of potential dilutive securities (in shares)	0	26,718